Premises and Equipmen - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation, Depletion and Amortization	$ 11,909	$ 10,100	$ 8,508
Equipment Leased to Other Party
Depreciation	11,030
Accumulated Depreciation	$ 12,627